18. Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Liabilities Less Deposits
Available for sale securities portfolio measured at fair value on a recurring basis

	2015
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$—	$6,958	$—	$6,958
Mortgage Backed Securities	—	62,593	—	62,593
SBA Pools	—	10,309	—	10,309
Total AFS Securities	$—	$79,860	$—	$79,860

	2014
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$—	$9,701	$—	$9,701
Mortgage Backed Securities	—	61,723	—	61,723
Single Issue Trust Preferred	—	488	—	488
SBA Pools	—	12,423	—	12,423
Total AFS Securities	$—	$84,335	$—	$84,335

Summary of foreclosed and repossessed assets at fair value on a non-recurring basis

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$—	$—	$7,098	$7,098
Repossessions/OREO, net	$—	$—	$5,724	$5,724

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$—	$—	$7,895	$7,895
Repossessions/OREO, net	$—	$—	$6,704	$6,704

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
		Quantitative Information about Level 3 Fair Value Measurements
			Valuation	Unobservable	Range
December 31,	2015	2014	Techniques	Input (2)	(Weighted Average)
OREO, net	$5,724	$6,704	Appraisal of collateral (1)	Appraisal adjustments	0% to 45% (13%)
				Liquidation expenses	0% to 10% (9%)

Impaired loans	$7,098	$7,895	Fair value of collateral –real estate (1), (3)	Appraisal adjustments	0% to 10% (9%)
			Fair value of collateral –equipment, inventory, other (1), (3)	Appraisal adjustments	25% to 50% (33%)
				Liquidation expenses	0% to 10% (9%)

Carrying amounts and fair values of financial instruments
	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$46,891	$46,891	$55,810	$55,810
Securities available for sale	79,860	79,860	84,335	84,335
Other investments	6,592	6,592	6,767	6,767
Loans, net	426,429	419,907	401,520	398,019
Deposits	(494,912)	(472,197)	(483,497)	(464,335)
Other short-term borrowings	(20,052)	(21,970)	(20,051)	(21,495)
Long-term debt	(47,698)	(50,313)	(47,750)	(50,799)